Borrowings (Tables)	6 Months Ended
Feb. 28, 2026
Notes and other explanatory information [abstract]
Schedule of borrowings

	February 28, 2026	August 31, 2025
Current portion of borrowings	$540	$-
Borrowings	1,722	-
Total borrowings	$2,262	$-